Significant Accounting Policies	12 Months Ended
Mar. 31, 2021
Significant Accounting Policies
Significant Accounting Policies

The principal accounting policies applied in the preparation of these Financial Statements are described below. These policies have been consistently applied for all years presented, unless otherwise stated.

(a)	Statement of compliance

These Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and the International Financial Reporting Interpretations Committee (“IFRIC”), effective for the Company’s reporting year ended March 31, 2021.

The Board of Directors of the Company authorized these Financial Statements for issuance on July 27, 2021.

(b)	Basis of presentation and consolidation

These Financial Statements have been prepared on a historical cost basis, except for certain financial instruments classified as fair value through other comprehensive income, which are reported at fair value. In addition, these Financial Statements have been prepared using the accrual basis of accounting, except for cash flow information.

These Financial Statements include the financial statementsof the Company and its wholly-owned subsidiary, 1130346 B.C. Ltd. (the “Subco”), incorporated under the laws of BC. The Subco was incorporated for the purposes of entering into an option agreement (note 7(b)). As at March 31, 2021 and 2020, the Subco did not have any assets, liabilities, income or expenses. Intercompany balances and transactions are eliminated in full on consolidation. On March 30, 2021, the Subco was dissolved.

(c)	Significant accounting estimates and judgements

The preparation of the Financial Statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that affect the application of policies and reported amounts ofassets and liabilities, income and expenses. Actual results may differfrom these estimates.

The impacts of such estimates are pervasive throughout the Financial Statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Specific areas where significant estimates or judgments exist are:

●	assessment of the Company’s ability to continue as a going concern;

●	the determination of categories of financial assets and financial liabilities; and,

●	the carrying value and recoverability of the Company’s marketable securities.

(d)	Foreign currency

The functional and presentational currency of the Company is the Canadian Dollar (“CAD”).

Transactions in currencies other than the functional currency of the Company are recorded at the rates of exchange prevailing on the dates of transactions. At each financial position reporting date, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates of exchange prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not re-translated. Gains and losses arising on translation are included in profit or loss for the year.

(e)	Financial instruments

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not measured at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition. The directly attributable transaction costs of a financial asset classified at FVTPL are expensed in the period in which they are incurred.

Financial assets measured at amortized cost

A financial asset is measured at amortized cost if it meets both the following conditions and is not designated as at FVTPL:

●	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and,

●	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

These financial assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses, and impairment losses are recognized in profit or loss. Any gain or loss on the derecognition of the financial asset is recognized in profit or loss.

Financial assets measured at fair value through other comprehensive income

A debt investment is measured at fair value through other comprehensive income (“FVTOCI”) if it meets both the following conditions and is not designated as at FVTPL:

●	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and,

●	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On the initial recognition of an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income (“OCI”). This election is made on an investment-by-investment basis.

Debt investments measured at FVTOCI are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses, and impairment are recognized in profit or loss. Other net gains and losses are measured in OCI. On de-recognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments measured at FVTOCI are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Financial assets measured at fair value through profit or loss

All financial assets not classified as measured at amortized cost or measured at FVTOCI, as described above, are measured at FVTPL; this includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or measured at FVTOCI as FVTPL if doing so eliminates, or significantly reduces, an accounting mismatch that would otherwise arise.

These financial assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

Financial liabilities	Classification

Accounts payable and accrued liabilities	Amortized cost
Balance due to related parties	Amortized cost

Financial assets	Classification

Cash	Amortized cost
Marketable securities	FVTOCI
Restricted cash	Amortized cost
Amounts receivable and other assets	Amortized cost

(f)	Exploration and evaluation expenditures

Exploration and evaluation costs are costs incurred to discover mineral resources, and to assess the technical feasibility and commercial viability of the mineral resources found.

Exploration and evaluation expenditures include:

●	costs associated with the acquisition of licences;

●	costs associated with the acquisition of exploration and evaluation assets, including mineral properties; and,

●	costs associated with exploration and evaluation activities.

Exploration and evaluation costs are generally expensed as incurred until the technical feasibility and commercial viability of extracting a mineral resource has been determined and a positive decision to proceed to development has been made. However, if management concludes that future economic benefits are more likely than not to be realized, the costs of property, plant and equipment for use in the exploration and evaluation of mineral resources are capitalized.

Costs incurred before the Company has obtained the legal rights to explore an area are expensed. Costs incurred after the technical feasibility and commercial viability of extracting a mineral resource has been determined and a positive decision to proceed to development has been made are considered development costs and are capitalized.

Costs applicable to established mineral property interests where no further work is planned by the Company may, for presentation purposes only, be carried at nominal amounts.

(g)	Equipment

Equipment is carried at cost, less accumulated depreciation and accumulated impairment losses.

The cost of equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and the condition necessary for its intended use, and an initial estimate of the costs of dismantling and removing the asset and restoring the site on which it is located.

Depreciation is provided at rates calculated to expense the cost of the equipment, less its estimated residual value, using the declining balance method at various rates ranging from 20% to 30% per annum.

An item of equipment is derecognized upon disposal or when no material future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in profit or loss.

Where an item of equipment consists of major components with different useful lives, the components are accounted for as separate items of equipment. Expenditures incurred to replace a component of an item of equipment that is account for separately, including major inspection and overhaul expenditures, are capitalized.

As at March 31, 2021, all equipment had been fully depreciated. The Company did not purchase any equipment during the year ended March 31, 2021.

(h)	Share capital

Common shares of the Company are classified as equity. Transaction costs directly attributable to the issuance of common shares and share purchase options are recognized as a deduction from equity, net of any tax effects.

When the Company issues common shares for consideration other than cash, the transaction is measured at fair value based on the quoted market price of the Company’s common shares on the date of issuance.

(i)	Loss per share

Loss per share is computed by dividing the losses attributable to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted loss per share is determined by adjusting the losses attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive potential common shares, such as options granted to employees. The dilutive effect of options assumes that the proceeds to be received on the exercise of share purchase options are applied to repurchase common shares at the average market price for the reporting period. Share purchase options are included in the calculation of dilutive earnings per share only to the extent that the market price of the common shares exceeds the exercise price of the share purchase options. The effect of anti-dilutive factors is not considered when computed diluted loss per share.

(j)	Equity-settled share-based payments

The share purchase option plan allows employees and consultants of the Company to acquire shares of the Company. The fair value of share purchase options granted is recognized as an employee orconsultant expense with a corresponding increase in the share-based payments reserve in equity. An individual is classified as an employee when the individual is an employee for legal and tax purposes (direct employee) or provides services similar to those performed by a direct employee.

For employees, fair value is measured at the grant date and each tranche is recognized on a straight-line basis over the period during which the share purchase options vest. The fair value of the share purchase options granted is measured using the Black-Scholes option pricing model taking into account the terms and conditions upon which the share purchase options were granted. At the end of each financial reporting period, the amount recognized as an expense is adjusted to reflect the actual number of share purchase options that are expected to vest.

Share-based payment transactions with non-employees are measured at the fair value of the goods and services received. However, if the fair value cannot be estimated reliably, the share-based payment transaction is measured at the fair value of the equity instrument granted at the date the entity obtains the goods or the counterparty renders the service.

(k)	Income taxes

Income tax on the profit or loss for the years presented comprises of current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards toprevious years.

Deferred tax is provided using the balance sheet liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

The following temporary differences are not provided for:

●	goodwill not deductible for tax purposes;

●	the initial recognition of assets or liabilities that affect neither accounting nor taxable profit; and,

●	differences relating to investments in subsidiaries, associates, and joint ventures to the extent that they will probably not reverse in the foreseeable future.

The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial position reporting date applicable to the period of expected realization or settlement.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

Additional income taxes that arise from the distribution of dividends are recognized at the same time as the liability to pay the related dividend.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, when they relate to income taxes levied by the same taxation authority, and the Company intends to settle its current tax assets and liabilities on a net basis.

Flow-through Shares

The Company will, from time-to-time, issue flow-through common shares to finance a portion of its exploration programs. Pursuant to the terms of the flow-through share agreements, these shares transfer the tax deductibility of qualifying resource expenditures toinvestors. On issuance, the Company bifurcates the flow-through share into i) a flow-through share premium, equal to the estimated premium, if any, investors pay for the flow-through feature, which is recognized as a liability, and ii) share capital. Upon expenses being incurred, the Company derecognizes this liability and recognizes this premium a other income, offsetting any expense associated with the Company’s expenditure of the flow-through proceeds.

(l)	Restoration, rehabilitation and environmental obligations

An obligation to incur restoration, rehabilitation and environmental costs arises when environmental disturbance is caused by the exploration ordevelopment of a mineral property interest. Such costs arising from the decommissioning of plant and other site preparation work, discounted to their net present value, are provided for and capitalized at the start of each project to the carrying amount of the asset, along with a corresponding liability at the time the obligation to incur such costs arises. The timing of the actual rehabilitation expenditure is dependent on a number of factors such as the life and nature of the project or asset, the conditions imposed by the relevant permits, and, when applicable, the jurisdiction in which the project or asset is located.

Discount rates using a pre-tax rate that reflects the time value of money are used to calculate the net present value, where applicable. These costs are charged against profit or loss over the economic life of the related asset, through amortization using either the unit-of-production method or the straight-line method. The corresponding liability is progressively increased as the effect of discounting unwinds, creating an expense recognized in profit or loss.

The operations of the Company have been, and may in the future be, affected from time to time in varying degrees by changes in environmental regulations, including those for site restoration costs. Both the likelihood of new regulations and their overall effect upon the Company are not predictable.

The Company has no material restoration, rehabilitation and environmental obligations as at March 31, 2021.

(m)	Operating segments

The Company operates as a single reportable segment—the acquisition, exploration and development of mineral properties. All assets are held in Canada.

(n)	Government assistance

When the Company is entitled to receive the BC Mineral Exploration Tax Credit (“BCMETC”) and other government grants, this government assistance is recognized as a cost recovery when there is reasonable assurance of recovery. Any amounts accrued or received, typically remain subject to review and revision by government authorities. It is not possible to predict the occurrence or outcome of such actions in advance.

(o)	Recent accounting pronouncements

Amendments to IFRS 3, Business Combinations ("IFRS 3")

The Company adopted the amendments to IFRS 3 in the current year, although there was no impact on Company. The amendments relate to the definition of a business and clarify that whilea business usually has outputs, outputs are not required for an integrated set of activities and assets to qualify as a business. To be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. The amendments remove the assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs. The amendments also introduce additional guidance that helps to determine whether a substantive process has been acquired.

The amendments introduce an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business. Under the optional concentration test, the acquired set of activities and assets is not a business if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar assets. The amendments are applied prospectively to all business combinations and asset acquisitions for which the acquisition date is on or after April 1, 2020.

Adoption of Other Narrow Scope Amendments to IFRSs and IFRS Interpretations

The Company also adopted other amendments to IFRSs, which were effective for accounting periods beginning on or after April 1, 2020. The adoption had no impact on the Financial Statements.

New and Revised IFRS, Narrow Scope Amendments to IFRS and IFRS Interpretations not yet Effective

Certain pronouncements have been issued by the IASB that are mandatory for accounting periods after March 31, 2021. There are currently no such pronouncements that are expected to have a significant impact on the Company's consolidated financial statements upon adoption; however, the pronouncement below may have an impact in future periods.

Amendments to IAS 16, Property, Plant and Equipment

The amendments clarify the accounting for the net proceeds from selling any items produced while bringing an item of property, plant and equipment ("PPE") to the location and condition necessary for it to be capable of operating in the manner intended by management. The amendments prohibit entities from deducting amounts received from selling items produced from the cost of PPE while the Company is preparing the asset for its intended use. Instead, salesproceeds and the cost of producing these items will be recognized in profit or loss. The amendments are effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. The amendments apply retrospectively, but only to assets brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the Company first applies the amendments.